Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	36,391	35,505
Preferred stock, shares outstanding (in shares)	36,391	35,505
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	11,173,856	10,876,112
Common stock, shares outstanding (in shares)	11,173,856	10,876,112